Segment information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segment information	Segment information
22.1.    Accounting policy
Until the second quarter of 2021, the Group evaluated the business as a single reportable segment. From the third quarter of 2021 onwards, due to the acquisition of Linx, and the complexity of the business, the Group began to have two operating and reportable segments: StoneCo (ex-Linx) and Linx, as the CODM reviewed and monitored operations and evaluated performance considering such separate views. Starting in the first quarter of 2022, in line with the strategy and organizational structure of the Group, the Group is presenting two reportable segments, namely “Financial Services” and “Software” and certain non allocated activities:
•Financial services: Comprised of our financial services solutions which includes mainly payments solutions, digital banking, credit, insurance solutions as well as the registry business TAG.
•Software: Comprised of two main activities (i) Core, which is comprised by POS/ERP solutions, TEF and QR Code gateways, reconciliation and CRM, and (ii) Digital, which includes OMS, e-commerce platforms, engagement tools, ads solutions and marketplace hubs.
•Non allocated activities: Comprised of non-strategic businesses, including results on disposal / discontinuation of non-core businesses.
The change in segments reflect changes in our internal organization with Financial Services and Software each representing strategic business units monitored separately and having a member of the leadership team responsible for such unit.
The Group used and continues to use Adjusted net income (loss) as the measure reported to the CODM about the performance of each segment.
The measurement of Adjusted net income (loss) from April 1, 2022 no longer adjust bond expenses (see Note 6.7.3.4) in the segmented statement of profit or loss. As such in the statement of profit or loss as from April 1, 2022 the bond expenses are included in the Financial Services segment. Information for prior periods (including the comparative periods and results from January 1, 2022 to March 31, 2022) have not been retroactively adjusted to reflect the new criteria. The effect in Adjusted net income of no longer excluding bond expenses from April 1, 2022 to December 31, 2022 amounts to R$305,122.
In order to facilitate the comparison of segment result on a consistent basis, we present as additional information the segment statements of profit or loss: (i) of the year ended December 31, 2022 net income (loss) excluding bond expenses for the twelve-month-period, which was the criteria we used up to March 31, 2022, (ii) of the year ended December 31, 2022 net income (loss) not excluding such bond expenses for the twelve-month period, which is our current criteria , and (iii) of the year ended December 31, 2021 net income (loss) not excluding bond expenses for the twelve-month period, which is our current criteria.
22.2.    Segmented Statement of Profit or Loss

	December 31, 2022
	Financial Services	Software	Non allocated

Total revenue and income	8,083,549	1,419,841	85,555

Cost of services	(1,987,522)	(670,154)	(12,076)
Administrative expenses	(640,772)	(314,267)	(39,666)
Selling expenses	(1,245,266)	(245,071)	(20,903)
Financial expenses, net	(3,345,588)	(56,176)	(1,067)
Other income (expenses), net	(170,322)	(15,049)	(24,506)
Total adjusted expenses	(7,389,470)	(1,300,717)	(98,218)

Loss on investment in associates	(409)	(1,355)	(1,825)
Ajusted profit (loss) before income taxes	693,670	117,769	(14,488)

Income taxes and social contributions	(138,550)	(50,905)	(1,404)
Adjusted net income (loss) for the year	555,120	66,864	(15,892)

Adjusted net income (loss) for the year (not adjusting for the bond)	474,561	66,864	(15,892)
Adjusted net income (loss) for the year (adjusting for the bond)	860,242	66,864	(15,892)

	December 31, 2021
	Financial Services	Software	Non allocated

Total revenue and income	4,090,995	686,267	46,499

Cost of services	(1,328,281)	(370,854)	(14,693)
Administrative expenses	(439,683)	(180,819)	(24,314)
Selling expenses	(887,009)	(114,591)	(10,944)
Financial expenses, net	(1,091,271)	(36,936)	(57)
Other income (expenses), net	(104,285)	(9,998)	(3,879)
Total adjusted expenses	(3,850,529)	(713,198)	(53,887)

Loss on investment in associates	(941)	(48)	(9,448)
Adjusted profit (loss) before income taxes	239,525	(26,979)	(16,836)

Income taxes and social contributions	17,205	(7,067)	(2,557)
Adjusted net income (loss) for the year	256,730	(34,046)	(19,393)

Adjusted net income (loss) for the year (not adjusting for the bond)	138,170	(34,046)	(19,393)

	December 31, 2020
	Financial Services	Software	Non allocated

Total revenue and income	3,248,846	53,114	17,861

Cost of services	(749,583)	(16,046)	(4,317)
Administrative expenses	(316,751)	(28,221)	(1,906)
Selling expenses	(501,573)	(2,035)	(2,295)
Financial expenses, net	(330,391)	(1,305)	(227)
Other income (expenses), net	(30,318)	(25,146)	(9,396)
Total adjusted expenses	(1,928,616)	(72,753)	(18,141)

Loss on investment in associates	—	(4,863)	(2,074)
Ajusted profit (loss) before income taxes	1,320,230	(24,502)	(2,354)

Income taxes and social contributions	(329,416)	(5,416)	(349)
Adjusted net income (loss) for the year	990,814	(29,918)	(2,703)
22.3.    Reconciliation of segment adjusted net income (loss) for the year with net income (loss) in the consolidated financial statements

	December 31, 2022	December 31, 2021	December 31, 2020

Adjusted net income – Financial Services	555,120	256,730	990,814
Adjusted net income (loss) – Software	66,864	(34,046)	(29,918)
Adjusted net income (loss) – Non allocated	(15,892)	(19,393)	(2,703)
Segment adjusted net income	606,092	203,291	958,193

Adjustments from adjusted net income to consolidated net income (loss)
Mark-to-market from the investment in Banco Inter and related cost	(933,615)	(1,382,773)	—
Amortization of fair value adjustment (a)	(138,601)	(89,100)	(17,229)
Share-based compensation expenses (b)	(129,835)	(66,917)	(120,695)
Gain on previously held interest in associate	—	15,848	2,992
Other expenses (c)	17,810	(118,323)	(30,782)
Tax effect on adjustments	51,753	60,626	44,967
Consolidated net income (loss)	(526,396)	(1,377,348)	837,446

(a)Related to acquisitions. Consists of expenses resulting from the changes of the fair value adjustments as a result of the application of the acquisition method.
(b)Consists of expenses related to the vesting of one-time pre-IPO pool of share-based compensation as well as non-recurring long term incentive plans.
(c)Consists of the fair value adjustment related to associates call option, M&A and Bond issuance expenses, earn-out interests related to acquisitions, gains/losses in the sale of companies, dividends from Linx and organizational restructuring expenses..